Patient Fees Receivable	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Patient Fees Receivable

Note 9: Patient Fees Receivable

Patient fees receivable is included in Clinic Fees and Insurance Receivables in the Company’s condensed consolidated balance sheets and consisted of the following categories for each of the periods ending June 30, 2022 and December 31, 2021 presented below:

	Successor
	June 30, 2022	December 31, 2021
Total Receivables: Gross	$2,698,072	$2,641,182
Less: Contractual Allowances	(2,129,238)	(1,968,750)
Receivables Net of Contractual Allowances	$568,834	$672,432

P3 Health Partners Inc.
Disaggregation of Revenue [Line Items]
Patient Fees Receivable

Note 9: Patient Fees Receivable

Patient fees receivable is included in Clinic Fees and Insurance Receivables in the Company’s consolidated balance sheets and consisted of the following categories for each of the years ending December 31, presented below:

	Successor	Predecessor
	December 31,	December 31,
	2021	2020
Total Receivables: Gross	$2,641,182	$1,041,300
Less: Contractual Allowances	(1,968,750)	(791,837)
Receivables Net of Contractual Allowances	$672,432	$249,463
Commercial	$362,851	$85,504
Medicare / Medicaid	280,265	116,220
Self Pay	29,316	47,739
Receivables Net of Contractual Allowances	$672,432	$249,463